Shareholder Report, Average Annual Return (Details)		12 Months Ended
	May 17, 2023	Mar. 31, 2026
C000241248 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%	20.38%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.61%	17.80%